PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Average weighted duration of defined benefit liability (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Average weighted duration of defined benefit liability	8 years 4 months 24 days	7 years 10 months 24 days
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Average weighted duration of defined benefit liability	14 years 3 months 18 days	16 years 3 months 18 days